Summary of Significant Accounting Policies - Subsidiaries (Table) (Details)	12 Months Ended
Dec. 31, 2020
Navios Maritime Holdings Inc.
Entity Information [Line Items]
Nature	Holding Company
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Navios South American Logistics Inc.
Entity Information [Line Items]
Nature	Sub-Holding Company
Ownership Interest	63.80%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Navios Maritime Containers L.P.
Entity Information [Line Items]
Nature	Holding Company
Ownership Interest	3.70%
Country of Incorporation	Marshall Is.
Statement of Operations
2019	1/1 - 8/29
2018	11/30 - 12/31
Navios Corporation
Entity Information [Line Items]
Nature	Sub-Holding Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Navios International Inc.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Navimax Corporation
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Navios Handybulk Inc.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Hestia Shipping Ltd.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Malta
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Anemos Maritime Holdings Inc.
Entity Information [Line Items]
Nature	Sub-Holding Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Navios Shipmanagement Inc.
Entity Information [Line Items]
Nature	Management Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
NAV Holdings Limited
Entity Information [Line Items]
Nature	Sub-Holding Company
Ownership Interest	100.00%
Country of Incorporation	Malta
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Kleimar N.V.
Entity Information [Line Items]
Nature	Operating Company/Vessel Owning Company/Management Company
Ownership Interest	100.00%
Country of Incorporation	Belgium
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Kleimar Ltd.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2019	1/1 - 8/29
2018	1/1 - 12/31
Bulkinvest S.A.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Luxembourg
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Primavera Shipping Corporation
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Ginger Services Co.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Aquis Marine Corp.
Entity Information [Line Items]
Nature	Sub-Holding Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Navios Tankers Management Inc.
Entity Information [Line Items]
Nature	Management Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2019	1/1 - 8/29
2018	1/1 - 12/31
Astra Maritime Corporation
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Achilles Shipping Corporation
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Apollon Shipping Corporation
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Herakles Shipping Corporation
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Hios Shipping Corporation
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Ionian Shipping Corporation
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Kypros Shipping Corporation
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Meridian Shipping Enterprises Inc.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Mercator Shipping Corporation
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Arc Shipping Corporation
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Horizon Shipping Enterprises Corporation
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Magellan Shipping Corporation
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Aegean Shipping Corporation
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Star Maritime Enterprises Corporation
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Corsair Shipping Ltd.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Rowboat Marine Inc.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Rondine Management Corp.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 9/30
2019	3/22 - 12/31
Vernazza Shiptrade Inc.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	9/25 - 12/31
Navios Corporation Management Inc.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2019	7/4 - 8/29
Beaufiks Shipping Corporation
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Nostos Shipmanagement Corp.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Portorosa Marine Corp.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Shikhar Ventures S.A.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Liberia
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Sizzling Ventures Inc.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Liberia
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Rheia Associates Co.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Taharqa Spirit Corp.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Rumer Holding Ltd.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Pharos Navigation S.A.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Pueblo Holdings Ltd.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Quena Shipmanagement Inc.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Aramis Navigation Inc.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
White Narcissus Marine S.A.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Panama
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Navios GP L.L.C.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Red Rose Shipping Corp.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Highbird Management Inc.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Ducale Marine Inc.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Vector Shipping Corporation
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Faith Marine Ltd.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Liberia
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Navios Maritime Finance (US) Inc.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Delaware
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Navios Maritime Finance II (US) Inc.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Delaware
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Tulsi Shipmanagement Co.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Cinthara Shipping Ltd.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Rawlin Services Company
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Mauve International S.A.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Serenity Shipping Enterprises Inc.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Mandora Shipping Ltd
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Solange Shipping Ltd.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Diesis Ship Management Ltd.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Navios Holdings Europe Finance Inc.
Entity Information [Line Items]
Nature	Sub-Holding Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Navios Asia LLC
Entity Information [Line Items]
Nature	Sub-Holding Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
Iris Shipping Corporation
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Jasmine Shipping Corporation
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Emery Shipping Corporation
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Lavender Shipping Corporation
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Esmeralda Shipping Corporation
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2018	1/1 - 8/30
Triangle Shipping Corporation
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2018	1/1 - 8/30
Roselite Shipping Corporation
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Smaltite Shipping Corporation
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
Motiva Trading Ltd.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Alpha Merit Corporation
Entity Information [Line Items]
Nature	Sub-Holding Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Thalassa Marine S.A.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/1 - 12/31
Asteroid Shipping S.A.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/12 - 12/31
Cloud Atlas Marine S.A.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	1/15 - 12/31
Heodor Shipping Inc.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	2/13 - 12/31
Navios Maritime Containers GP LLC
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2019	1/1 - 8/29
2018	9/11 - 12/31
Navios Containers Management Inc.
Entity Information [Line Items]
Nature	Management Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2019	1/1 - 8/29
2018	1/1 - 12/31
Pacifico Navigation Corp.
Entity Information [Line Items]
Nature	Vessel Owning Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	11/7 - 12/31
Rider Shipmanagement Inc.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	12/4 - 12/31
Talia Shiptrade S.A.
Entity Information [Line Items]
Nature	Operating Company
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	1/1 - 12/31
2019	1/1 - 12/31
2018	10/11 - 12/31
Moonstone Shipping Corporation
Entity Information [Line Items]
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	6/30 – 12/31
Opal Shipping Corporation
Entity Information [Line Items]
Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2020	6/30 – 12/31